Paras Madho
Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

[redacted]

05004108

CERTNYS

1- 7102

NYSE

February 25, 2005

RECD S.E.C.
FEB 2 5 2005
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 1004 -- STOP/1-4
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, NATIONAL RURAL UTILITIES COOPERATIVE FINANCE CORPORATION, 5.95% Subordinated Notes due 2045 (Subordinated Deferrable Interest Notes due 2045) and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on February 25, 2005. Tentative listing date -- Not yet determined.

Sincerely,

Paras Madho

PROCESSED
FEB 28 2005
THOMSON FINANCIAL

70502